UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    B. Masiello
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     56
Form 13F Information Table Value Total:     $35,088

List of Other Included Managers:

No.   13F File Number        Name

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
                                                          MARKET
                                                          VALUE    TOTAL    SHPUT/CALL INVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASSCUSIP NO  (x$1000)  SHARES           DSCRETN     MANAGERS

AT&T INC                         COM          00206R102        1126  41647SH        DEFINED         0
ABITIBI-CONSOLIDATED INC         COM          003924107         199  47990SH        DEFINED         0
ALCOA INC                        COM          013817101         892  29194SH        DEFINED         0
ALCATEL SPONSORED ADRS           COM          013904305         157  10182SH        DEFINED         0
ALLTEL CORP                      COM          020039103         292   4510SH        DEFINED         0
ALTRIA GROUP INC                 COM          02209S103         304   4297SH        DEFINED         0
AMERICAN EXPRESS CO              COM          025816109         210   4000SH        DEFINED         0
AMERICAN INTL GROUP INC          COM          026874107        1061  16049SH        DEFINED         0
ANHEUSER BUSCH COS INC           COM          035229103         987  23081SH        DEFINED         0
AON CORP                         COM          037389103         745  17957SH        DEFINED         0
BP PLC ADRS                      COM          055622104         541   7848SH        DEFINED         0
BANK OF AMERICA CORP             COM          060505104         743  16312SH        DEFINED         0
BRISTOL-MYERS SQUIBB CO          COM          110122108         492  19995SH        DEFINED         0
CBS CORP NEW CL A                COM          124857103         274  11351SH        DEFINED         0
CADBURY SCHWEPPES ADR 10 ORD     COM          127209302        1048  26197SH        DEFINED         0
CELESTICA INC                    COM          15101Q108         129  11270SH        DEFINED         0
CITIGROUP INC                    COM          172967101         844  17869SH        DEFINED         0
COMCAST CORP CL A SPL            COM          20030N200         238   9095SH        DEFINED         0
DTE ENERGY CO                    COM          233331107         560  13960SH        DEFINED         0
DOMTAR LTD                       COM          257561100         230  32320SH        DEFINED         0
DOW CHEMICAL CO                  COM          260543103         567  13960SH        DEFINED         0
ELECTRONIC DATA SYS CORP (NEW)   COM          285661104        1014  37805SH        DEFINED         0
EMERSON ELECTRIC COMPANY         COM          291011104        1003  11995SH        DEFINED         0
EXXON MOBIL CORP (NEW)           COM          30231G102         583   9575SH        DEFINED         0
FIFTH THIRD BANCORP              COM          316773100        1081  27475SH        DEFINED         0
GENERAL ELECTRIC COMPANY         COM          369604103         846  24325SH        DEFINED         0
HONEYWELL INTERNATIONAL INC      COM          438516106         400   9346SH        DEFINED         0
INTEL CORPORATION                COM          458140100        1027  52750SH        DEFINED         0
INTERNATIONAL BUSINESS MACHINE   COM          459200101         813   9860SH        DEFINED         0
INTERNATIONAL PAPER              COM          460146103         282   8160SH        DEFINED         0
INVENSYS PLC ADR                 COM          461204109         182 228484SH        DEFINED         0
JPMORGAN CHASE & CO              COM          46625H100        1093  26243SH        DEFINED         0
KIMBERLY CLARK                   COM          494368103         965  16692SH        DEFINED         0
KONINKLIJKE AHOLD NV ADR         COM          500467303         135  17345SH        DEFINED         0
KROGER COMPANY                   COM          501044101         746  36640SH        DEFINED         0
MCDONALDS CORP                   COM          580135101        1001  29138SH        DEFINED         0
MERCK & COMPANY INC              COM          589331107         310   8812SH        DEFINED         0
NESTLE SA SPNSRD ADR REP RG SH   COM          641069406         954  12890SH        DEFINED         0
NOKIA CORP - ADR A               COM          654902204        1792  86473SH        DEFINED         0
PFIZER INC                       COM          717081103        1070  42920SH        DEFINED         0
PIONEER CORP - SPON ADR          COM          723646105         227  14559SH        DEFINED         0
PORTUGAL TELECEM SGPS-SP ADR     COM          737273102         182  14896SH        DEFINED         0
QUEBECOR WORLD INC               COM          748203106         100  10205SH        DEFINED         0
ROYAL KPN NV - SP ADR            COM          780641205         165  14598SH        DEFINED         0
SPDR TRUST UNIT SER 1            COM          78462F103         766   5900SH        DEFINED         0
SAFEWAY INC                      COM          786514208         298  11849SH        DEFINED         0
SARA LEE CORP                    COM          803111103         855  47795SH        DEFINED         0
SONY CORP ADR                    COM          835699307         205   4444SH        DEFINED         0
TIME WARNER INC                  COM          887317105         738  43945SH        DEFINED         0
UNITED MICROELECTRONICS ADR      COM          910873207         181  53052SH        DEFINED         0
VERIZON COMMUNICATIONS           COM          92343V104         807  23695SH        DEFINED         0
VIACOM INC                       COM          92553P102         506  13051SH        DEFINED         0
VOLKSWAGEN AG-SPONS ADR          COM          928662303         173  11528SH        DEFINED         0
WELLS FARGO & CO (NEW)           COM          949746101         911  14269SH        DEFINED         0
WYETH CORP                       COM          983024100         903  18613SH        DEFINED         0
SEAGATE TECHNOLOGY               COM          G7945J104        1136  43140SH        DEFINED         0


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